Subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Subsidiaries
2.
Subsidiaries

IFS’s subsidiaries are the following:

(a)
Banco Internacional del Peru S.A.A. - Interbank and Subsidiaries -

Interbank is incorporated in Peru and is authorized by the Superintendencia de Banca, Seguros y AFP (henceforth “SBS”) to operate as a universal bank in accordance with Peruvian law. Interbank's operations are governed by the General Act of the Banking and Insurance System and Organic Act of the SBS – Act No. 26702 and its amendments (henceforth “the Banking and Insurance Act”), that establishes the requirements, rights, obligations, restrictions and other operating conditions that financial and insurance entities must comply with in Peru.

As of December 31, 2024, Interbank has 149 offices (153 offices as of December 31, 2023). Additionally, it holds approximately 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Internacional de Títulos Sociedad Titulizadora S.A. - Intertítulos S.T.	Manages securitization funds.

Compañía de Servicios Conexos Expressnet S.A.C.	Services related to credit card transactions or products related to the brand “American Express”.

(b)
Interseguro Compañía de Seguros S.A. and Subsidiary -

Interseguro is incorporated in Peru and its operations are governed by the Banking and Insurance Act. It is authorized by the SBS to issue life and general risk insurance contracts.

Interseguro holds participations in Patrimonio Fideicometido D.S.093-2002-EF, Interproperties Peru (henceforth “Patrimonio Fideicometido – Interproperties Peru”), that is a structured entity, incorporated in April 2008, and in which several investors (related parties to the Group) contributed investment properties. Each investor or investors have ownership of and specific control over the contributed investment property. The fair values of the properties contributed by Interseguro that were included in this structured entity as of December 31, 2024 and 2023, amounted to S/89,124,000 and S/85,272,000, respectively; see Note 7. For accounting purposes and under IFRS 10 “Consolidated Financial Statements” the assets included in said structure are considered “silos”, because they are ring-fenced parts of the wider structured entity (the Patrimonio Fideicometido - Interproperties Peru). IFS has ownership and decision-making power over these properties and the Group has the exposure or rights to their returns; therefore, IFS consolidates the silos containing the investment properties that it controls.

(c)
Inteligo Group Corp. and Subsidiaries -

Inteligo is incorporated in the Republic of Panama. As of December 31, 2024 and 2023, it holds 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Inteligo Bank Ltd.

Incorporated in The Commonwealth of the Bahamas and has a branch established in the Republic of Panama that operates under an international license issued by the Superintendence of Banks of the Republic of Panama. Its main activity is to provide private and institutional banking services, mainly to Peruvian citizens.

Inteligo Sociedad Agente de Bolsa S.A.	Brokerage firm incorporated in Peru.
Inteligo Peru Holding S.A.C.

Financial holding company incorporated in Peru in December 2018. As of December 31, 2024 and 2023, it holds 99.99 percent interest in Interfondos S.A. Sociedad Administradora de Fondos, company that manages mutual funds and investment funds.

Inteligo USA, Inc.	Incorporated in the United States of America in January 2019, provides investment consultancy and related services.

(d)
Negocios e Inmuebles S.A. -

Negocios e Inmuebles is incorporated in Peru, was acquired by IFS as part of the purchase of Seguros Sura and Hipotecaria Sura in year 2017; Note 9(b). As of December 31, 2024 and 2023, Negocios e Inmuebles S.A., holds 8.50 percent of Interse guro’s capital stock .

(e)
San Borja Global Opportunities S.A.C. -

San Borja Global Opportunities is incorporated in Peru. Its corporate purpose is the marketing of products and services through Internet, telephony or related and it operates under the commercial name of Shopstar (online Marketplace) dedicated to the sale of products from different stores locally.

(f)
IFS Management S.A.C. (before IFS Digital S.A.C.) –

IFS Management is incorporated in Peru. Its corporate purpose is to perform any type of investments and related services.

(g)
Procesos de Medios de Pago S.A. and subsidiary Izipay S.A.C. (Izipay) -

Both companies were acquired in April 2022, as detailed in Note 1(b). Procesos de Medios de Pago is dedicated to the development, management and operation of the shared service of transaction processing of credit and debit cards, through the acquirer role for the brands MasterCard, Visa and other private brands; also, it renders the processing service, through the issuer role, to entities of the financial system. Izipay is dedicated to the facilitation of payments and services, offering its services of technological, operating and safety infrastructure through the affiliation of commercial stores, as well as installation and maintenance of infrastructure for transactions through the electronic commerce modality, interconnected with the networks of payment methods processors.

As indicated in Note 1(b), in April 2022, IFS acquired control of Izipay, becoming it its subsidiary. Since then, Izipay consolidates its financial information together with IFS.

The table below presents a summary of the consolidated financial statements of the main subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2024 and 2023, in accordance with the IFRS. Additionally, for information on business segments, see Note 27:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2024	2023	2024	2023	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	11,666,498	8,598,513	203,945	266,311	533,575	844,965
Financial Investments	11,187,487	11,964,232	13,669,514	12,776,783	1,986,408	1,855,074
Loans, net	47,607,947	45,004,811	—	—	1,622,503	1,519,659
Investment property	—	—	1,381,788	1,298,892	—	—
Total assets	73,626,419	68,437,614	15,706,165	14,741,746	4,316,010	4,374,266
Deposits and obligations	51,144,356	46,053,607	—	—	2,929,343	3,311,719
Due to banks and correspondents	6,963,726	8,669,331	301,139	215,560	265,772	84,004
Bonds, notes and other obligations	4,669,116	4,253,188	335,007	244,599	—	—
Insurance contract liabilities	—	—	12,385,525	12,068,741	—	—
Total liabilities	64,753,475	60,380,895	14,526,553	13,709,303	3,271,899	3,453,408
Equity attributable to IFS’s shareholders	8,872,944	8,056,719	1,179,612	1,032,443	1,044,111	920,858
Consolidated statement of income -
Net interest and similar income	3,752,432	3,712,220	771,400	778,649	69,694	85,556
(Loss) recovery due to impairment on loans, net of recoveries	(1,719,913)	(1,981,988)	—	—	(266)	170
(Loss) recovery due to impairment of financial investments	(982)	15	(45,910)	(7,858)	(585)	347
Net gain of investment property	—	—	60,260	7,111	—	—
Fee income from financial services, net	791,815	813,279	(10,628)	(13,431)	170,955	146,223
Result from insurance activities	—	—	(169,750)	(178,379)	—	—
Net profit for the year attributable to IFS’s shareholders	1,007,353	856,149	269,568	359,550	137,336	36,180